Unaudited Quarterly Results Unaudited Quarterly Results Textural (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Gain (Loss) on Disposition of Assets	$ 0	$ (55,487)